Other Payables and Accruals (Details) - Schedule of Other Payables and Accruals - MYR (RM)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Other Payables and Accruals [Abstract]
Other payables	RM 195,181	RM 157,213
Purchase of computer and equipments		8,200,000
Accruals	1,494,376	620,412
Total Other payables and accruals	RM 1,689,557	RM 8,977,625